Note 3 - Summary of Accounting Policies - Summary of Useful Life of Assets (Details)	12 Months Ended
Dec. 31, 2025
Leasehold improvements [member]
Statement Line Items [Line Items]
Useful life (Year)	11 years
Bottom of range [member] | Other property, plant and equipment [member]
Statement Line Items [Line Items]
Useful life (Year)	5 years
Top of range [member] | Other property, plant and equipment [member]
Statement Line Items [Line Items]
Useful life (Year)	10 years